GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2023
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2023, 2022 and 2021 from a geographical perspective:

	Year ended December 31,
	2023	2022	2021
Revenues from sales to customers located at:

The United States	$72,963	$94,014	$98,937
America - other	30,472	29,933	29,833
EMEA*)	96,488	104,219	98,388
Asia Pacific	61,369	65,260	59,338

	$261,292	$293,426	$286,496

*)	Europe, the Middle East and Africa.

The following table presents long-lived assets and ROU assets as of December 31, 2023 and 2022 from a geographical perspective:

	December 31,
	2023	2022
Long-lived assets by geographic region:

America (principally the United States)	$1,905	$1,892
Israel	34,888	39,200
EMEA - other	753	1,039
Asia Pacific	1,452	2,016

	$38,998	$44,147